Commitments and Contingencies (Details) - USD ($)		3 Months Ended		9 Months Ended	10 Months Ended
	Feb. 14, 2023	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Shares issued (in Shares)				103,500
Representative shares value		$ 132,480		$ 132,480
Offering cost					$ 132,480
Price per share (in Dollars per share)				$ 1.28	$ 10.25
Underwriting cash discount per unit (in Dollars per share)				$ 0.11
Underwriting discount				$ 1,265,000
Offering cost			$ 25,000	$ 132,480	$ 25,000 [1]
IPO [Member]
Commitments and Contingencies [Line Items]
Purchase price					$ 15,000,000
Underwriting discount price per share (in Dollars per share)				$ 10.25
Representative per share (in Dollars per share)					$ 1.28
Representative shares value					$ 132,480
Representative shares issued (in Shares)				103,500	103,500
Price per share (in Dollars per share)				$ 10	$ 10.25
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Aggregate amount	$ 115,000,000			$ 15,000,000
Shares issued (in Shares)				1,500,000
Price per share (in Dollars per share)				$ 10
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate amount				$ 115,000,000
Price per share (in Dollars per share)				$ 18
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)				103,500	103,500
Underwriters [Member]
Commitments and Contingencies [Line Items]
Underwriting discount price per share (in Dollars per share)					$ 0.3
Underwriting cash discount per unit (in Dollars per share)				$ 0.3
Underwriting discount				$ 3,450,000
Underwriters [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Offering price per share (in Dollars per share)					10
Underwriting discount price per share (in Dollars per share)					$ 0.11
Aggregate amount					$ 1,265,000
Underwriting commissions					$ 3,450,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over-allotment option (in Shares)					1,500,000

[1]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).